Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Sales of goods and services rendered	$ 933,178	$ 869,235	$ 674,314
Cost of goods sold and services rendered	(766,727)	(678,581)	(557,786)
Initial recognition and changes in fair value of biological assets and agricultural produce	63,220	125,456	54,528
Changes in net realizable value of agricultural produce after harvest	8,852	(5,841)	14,691
Margin on manufacturing and agricultural activities before operating expenses	238,523	310,269	185,747
General and administrative expenses	(57,299)	(50,750)	(48,425)
Selling expenses	(95,399)	(80,673)	(70,268)
Other operating income, net	39,461	(8,297)	31,066
Share of loss of joint venture	0	0	(2,685)
Profit from operations	125,286	170,549	95,435
Finance income	11,744	7,957	9,150
Finance costs	(131,349)	(165,380)	(116,890)
Financial results, net	(119,605)	(157,423)	(107,740)
Profit / (Loss) before income tax	5,681	13,126	(12,305)
Income tax benefit / (expense)	6,068	(9,387)	7,954
Profit / (Loss) for the year	11,749	3,739	(4,351)
Attributable to:
Equity holders of the parent	9,972	2,039	(5,593)
Non-controlling interest	$ 1,777	$ 1,700	$ 1,242
Earnings / (Loss) per share from operations attributable to the equity holders of the parent during the year:
Basic earnings per share	$ 0.083	$ 0.017	$ (0.046)
Diluted earnings per share	$ 0.082	$ 0.017	$ (0.046)